8. LONG-TERM INVESTMENTS	12 Months Ended
Dec. 31, 2019
Long-term Investments [Abstract]
Note 8. LONG TERM INVESTMENTS

The Company classifies its long-term investments as designated at fair value through profit and loss under IFRS 9. Long-term investments are summarized as follows:

	Fair Value December 31,	Net Additions	Movements in foreign	Fair value adjustments	Fair Value December 31,
	2018	(Disposals)	exchange	for the year	2019
Talisker Resources Common Shares	$-	$2,243	$63	$891	$3,197
Talisker Resources Warrants	-	716	21	377	1,114
Other long-term investments	10	(24)	-	14	-
	$10	$2,935	$84	$1,282	$4,311